Credit Risk - Summary of Commercial Real Estate by Loan to Value (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Loan To Value [Line Items]
Loans and advances to customers	£ 199,482	£ 199,733
NPLs	£ 1,868	£ 2,110
Non performing loans ratio	1.21%	1.37%
Commercial Real Estate [member]
Disclosure Of Loan To Value [Line Items]
Loans and advances to customers	£ 8,144	£ 9,043
Percentage of loan to value	100.00%	100.00%
NPLs	£ 69	£ 180
Non performing loans ratio	100.00%	100.00%
Commercial Real Estate [member] | Less Than Or Equal To Fifty Percentage [Member]
Disclosure Of Loan To Value [Line Items]
Loans and advances to customers	£ 4,146	£ 3,879
Percentage of loan to value	51.00%	44.00%
NPLs	£ 6	£ 7
Non performing loans ratio	9.00%	4.00%
Commercial Real Estate [member] | Greater than fifty percentage to seventy percentage [member]
Disclosure Of Loan To Value [Line Items]
Loans and advances to customers	£ 3,035	£ 4,007
Percentage of loan to value	37.00%	44.00%
NPLs	£ 2	£ 2
Non performing loans ratio	3.00%	1.00%
Commercial Real Estate [member] | Greater Than 70-100% [member]
Disclosure Of Loan To Value [Line Items]
Loans and advances to customers	£ 36	£ 194
Percentage of loan to value		2.00%
NPLs	£ 1	£ 74
Non performing loans ratio	1.00%	41.00%
Commercial Real Estate [member] | Greater Than 100% [member]
Disclosure Of Loan To Value [Line Items]
Loans and advances to customers	£ 52	£ 88
Percentage of loan to value	1.00%	1.00%
NPLs	£ 48	£ 74
Non performing loans ratio	70.00%	41.00%
Commercial Real Estate [member] | Standardised Portfolio [member]
Disclosure Of Loan To Value [Line Items]
Loans and advances to customers	£ 629	£ 652
Percentage of loan to value	8.00%	7.00%
NPLs	£ 12	£ 5
Non performing loans ratio	17.00%	3.00%
Commercial Real Estate [member] | Total With Collateral [member]
Disclosure Of Loan To Value [Line Items]
Loans and advances to customers	£ 7,898	£ 8,820
Percentage of loan to value	97.00%	98.00%
NPLs	£ 69	£ 162
Non performing loans ratio	100.00%	90.00%
Commercial Real Estate [member] | Development Loans [member]
Disclosure Of Loan To Value [Line Items]
Loans and advances to customers	£ 246	£ 223
Percentage of loan to value	3.00%	2.00%
NPLs		£ 18
Non performing loans ratio		10.00%